Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following fair value hierarchy tables present information about each major class/category of the Plan’s investments measured at fair value:

	Fair value measurements at December 31, 2025, using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Amgen stock	$417,689,989	$—	$—	$417,689,989
Cash and cash equivalents	5,471,574	—	—	5,471,574
Collective trust funds	—	6,275,138,481	—	6,275,138,481
Common and preferred stocks	92,034,453	—	—	92,034,453
Debt securities	—	2,685	—	2,685
Mutual funds	255,411,543	—	—	255,411,543
Self-directed brokerage accounts	1,117,018,349	2,742,408	—	1,119,760,757
Total investments at fair value	$1,887,625,908	$6,277,883,574	$—	$8,165,509,482

	Fair value measurements at December 31, 2024, using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Amgen stock	$344,055,715	$—	$—	$344,055,715
Cash and cash equivalents	3,466,558	—	—	3,466,558
Collective trust funds	—	5,003,198,779	—	5,003,198,779
Common and preferred stocks	533,256,711	—	—	533,256,711
Debt securities	—	2,979	—	2,979
Mutual funds	148,845,846	—	—	148,845,846
Self-directed brokerage accounts	996,397,298	3,319,375	—	999,716,673
Total investments at fair value	$2,026,022,128	$5,006,521,133	$—	$7,032,543,261